CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Products	$ 20,443	$ 20,073	$ 17,469
Services	1,318	1,478	1,936
Total revenues	21,761	21,551	19,405
Cost of revenues:
Products	16,487	15,453	12,707
Services	673	780	1,093
Total cost of revenues	17,160	16,233	13,800
Gross profit	4,601	5,318	5,605
Operating costs and expenses:
Research and development, net	1,459	2,423	2,543
Marketing and selling	1,959	1,664	2,106
General and administrative	1,919	2,137	1,944
Total operating costs and expenses	5,337	6,224	6,593
Operating loss	(736)	(906)	(988)
Financial expenses, net	1,907	1,149	531
Net loss	(2,643)	(2,055)	(1,519)
Less: Net (income) loss attributable to non-controlling interest	8	4	(7)
Net loss attributable to RADA Electronic Industries' shareholders	$ (2,635)	$ (2,051)	$ (1,526)
Net loss per shareattributable to RADA Electronic Industries' shareholders:
Basic and diluted net loss per Ordinary share	$ (0.30)	$ (0.23)	$ (0.17)
Weighted average number of Ordinary shares used for computing basic and diluted net loss per share	8,918,647	8,918,647	8,918,647